Average Annual Total Returns	Prospectus #1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class A 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class C 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class C 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class C 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class I 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class I 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class I 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Inception Date
Total	25.85%	24.56%	19.39%	5.08%	17.30%	14.95%	0.77%	14.05%	11.64%	4.35%	12.65%	10.71%	9.52%	17.54%	14.74%	11.67%	18.93%	15.89%	11.90%	none	19.69%	Feb. 26, 2018	11.36%	10.78%	9.15%	19.04%	14.97%	12.44%	(1.25%)	3.51%	3.64%	4.89%	8.05%	6.37%	2.89%	5.96%	4.08%	3.67%	5.49%	3.99%	9.35%	8.45%	6.32%	11.44%	9.65%	7.33%	11.59%	none	7.83%	Feb. 26, 2018